Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Sep. 01, 2022	Sep. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:(4)			Company Selected Measure: Non-GAAP Net Income (Loss)(7) (in millions)
Fiscal Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Company Total Shareholder Return (“TSR”)	Peer Group TSR(5)	Net Income (Loss)(6) (in millions)

2023	$25,276,953	$42,535,802	$8,414,800	$13,652,768	$153.10	$164.30	$(5,833)	$(4,862)
2022	28,840,809	13,451,732	10,446,440	4,217,817	124.42	117.53	8,687	9,475
2021	25,316,709	68,023,777	7,697,877	19,558,088	159.70	152.68	5,861	6,976

Company Selected Measure Name	non-GAAP net income (loss)
Named Executive Officers, Footnote	Our Principal Executive Officer (“PEO”) for each of the fiscal years shown in the table is Sanjay Mehrotra. Amounts reflect the compensation reported in the “Total” column of the Summary Compensation Table for our PEO for the corresponding fiscal year. Amounts reflect the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs for the corresponding fiscal year. Our Non-PEO NEOs for each of the fiscal years shown in the Pay Versus Performance Table are:

2023:	M. Murphy, M. Bhatia, S. DeBoer, and S. Sadana
2022:	M. Murphy, M. Bhatia, M. Bokan, S. DeBoer, S. Sadana, and D. Zinsner (former CFO)
2021:	M. Bhatia, S. DeBoer, S. Sadana, and D. Zinsner

Peer Group Issuers, Footnote	The Peer Group is based on the Philadelphia Semiconductor Index, one of the indices identified in the Stock Price Performance Graph included in our Annual Report on Form 10-K for our fiscal year 2023.
PEO Total Compensation Amount	$ 25,276,953	$ 28,840,809	$ 25,316,709
PEO Actually Paid Compensation Amount	$ 42,535,802	13,451,732	68,023,777
Adjustment To PEO Compensation, Footnote	Amounts reflect the Compensation Actually Paid (“CAP”) of our PEO, or the average of the CAP of our Non-PEO Named Executive Officers (“Non-PEO NEOs”), for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	$25,276,953	$8,414,800	$28,840,809	$10,446,440	$25,316,709	$7,697,877

- grant date fair value of awards granted in fiscal year	(23,750,005)	(7,750,012)	(23,499,965)	(7,771,995)	(18,499,995)	(5,624,972)
+ fair value of outstanding and unvested awards at fiscal year end that were granted in fiscal year	30,945,387	10,097,981	19,866,074	5,492,754	26,043,233	7,918,513
+/- change, from prior fiscal year end, in fair value of awards granted in any prior fiscal year outstanding and unvested	8,473,475	2,455,380	(9,033,074)	(2,077,206)	26,370,283	8,310,020
+ fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—
+/- change, from prior fiscal year end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	1,168,408	309,198	(3,060,411)	(761,113)	8,793,547	1,256,650
- fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	—	—	—	(1,170,912)	—	—
+ value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	421,584	125,421	338,299	59,849	—	—
Total Equity Award Adjustments	17,258,849	5,237,968	(15,389,077)	(6,228,623)	42,707,068	11,860,211
Compensation Actually Paid	$42,535,802	$13,652,768	$13,451,732	$4,217,817	$68,023,777	$19,558,088

Non-PEO NEO Average Total Compensation Amount	$ 8,414,800	10,446,440	7,697,877
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,652,768	4,217,817	19,558,088
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the Compensation Actually Paid (“CAP”) of our PEO, or the average of the CAP of our Non-PEO Named Executive Officers (“Non-PEO NEOs”), for each fiscal year. CAP does not necessarily reflect amounts of compensation actually earned, realized, or received in each fiscal year. Rather, CAP is calculated starting with the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO or Non-PEO NEOs, as applicable, for each fiscal year (and averaged for our Non-PEO NEOs), as adjusted in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amount of compensation reported in the “Total” column of the Summary Compensation Table for our PEO and the average of the amounts of compensation reported in the “Total” column of the Summary Compensation Table for our Non-PEO NEOs:

	Fiscal 2023		Fiscal 2022		Fiscal 2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total	$25,276,953	$8,414,800	$28,840,809	$10,446,440	$25,316,709	$7,697,877

- grant date fair value of awards granted in fiscal year	(23,750,005)	(7,750,012)	(23,499,965)	(7,771,995)	(18,499,995)	(5,624,972)
+ fair value of outstanding and unvested awards at fiscal year end that were granted in fiscal year	30,945,387	10,097,981	19,866,074	5,492,754	26,043,233	7,918,513
+/- change, from prior fiscal year end, in fair value of awards granted in any prior fiscal year outstanding and unvested	8,473,475	2,455,380	(9,033,074)	(2,077,206)	26,370,283	8,310,020
+ fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—	—
+/- change, from prior fiscal year end, in fair value at vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at end of or during fiscal year	1,168,408	309,198	(3,060,411)	(761,113)	8,793,547	1,256,650
- fair value at end of prior fiscal year of any awards granted in any prior fiscal year that failed to meet applicable vesting conditions during fiscal year	—	—	—	(1,170,912)	—	—
+ value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	421,584	125,421	338,299	59,849	—	—
Total Equity Award Adjustments	17,258,849	5,237,968	(15,389,077)	(6,228,623)	42,707,068	11,860,211
Compensation Actually Paid	$42,535,802	$13,652,768	$13,451,732	$4,217,817	$68,023,777	$19,558,088

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income (loss) and non-GAAP net income (loss):
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income (loss) and non-GAAP net income (loss):
Total Shareholder Return Amount	$ 153.10	124.42	159.70
Peer Group Total Shareholder Return Amount	164.30	117.53	152.68
Net Income (Loss)	$ (5,833,000,000)	$ 8,687,000,000	$ 5,861,000,000
Company Selected Measure Amount	(4,862,000,000)	9,475,000,000	6,976,000,000
PEO Name	Sanjay Mehrotra
Additional 402(v) Disclosure	The total shareholder return, or TSR, of each of the Company and the Peer Group is calculated by assuming that an investment of $100 is made in our common stock and in the Peer Group, respectively, starting from the market close on Sept. 3, 2020, which is the last trading day before the end of the fiscal year shown. Total shareholder return includes reinvestment of dividends into shares of common stock of the applicable company. Historical stock performance is not necessarily indicative of future stock performance. Disclosure of the TSRs is required by Item 402(v) of Regulation S-K and is not intended to forecast or be indicative of possible future performance of our common stock or the Peer Group.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP net income (loss)
Non-GAAP Measure Description	Amounts reflect the Company’s non-GAAP net income (loss) which is the audited net income (loss) plus adjustments for stock-based compensation, restructure and asset impairments, goodwill impairment, gains and losses from settlements and patent license charges, gains and losses on debt repurchases and conversions, initial impact of inventory accounting policy change to FIFO and change in inventory cost absorption, and estimated tax effects of the above and other tax adjustments.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR growth of the Company’s stock price versus the median of the SOX index
Measure:: 4
Pay vs Performance Disclosure
Name	DRAM revenue or percentage of revenue from high-growth, stable segments
Measure:: 5
Pay vs Performance Disclosure
Name	NAND bits shipped or percentage of bits shipped into the data center segment
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,258,849	$ (15,389,077)	$ 42,707,068
PEO | Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,750,005)	(23,499,965)	(18,499,995)
PEO | Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,945,387	19,866,074	26,043,233
PEO | Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,473,475	(9,033,074)	26,370,283
PEO | Awards Granted in a Prior Fiscal Year and Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,168,408	(3,060,411)	8,793,547
PEO | Awards Granted in a Prior Fiscal Year That Failed to Meet Vesting Conditions During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings on Equity Awards Not Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,584	338,299	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,237,968	(6,228,623)	11,860,211
Non-PEO NEO | Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,750,012)	(7,771,995)	(5,624,972)
Non-PEO NEO | Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,097,981	5,492,754	7,918,513
Non-PEO NEO | Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,455,380	(2,077,206)	8,310,020
Non-PEO NEO | Awards Granted in a Prior Fiscal Year and Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	309,198	(761,113)	1,256,650
Non-PEO NEO | Awards Granted in a Prior Fiscal Year That Failed to Meet Vesting Conditions During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,170,912)	0
Non-PEO NEO | Dividends or Other Earnings on Equity Awards Not Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 125,421	$ 59,849	$ 0